T. ROWE PRICE Small-Cap Index Fund
September 30, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.9%
COMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 0.6%
Anterix (1) 312 19
ATN International  294 14
Bandwidth, Class A (1) 631 57
Cogent Communications Holdings  1,183 84
Consolidated Communications Holdings (1) 2,029 19
EchoStar, Class A (1) 1,064 27
Globalstar (1) 16,523 27
IDT, Class B (1) 542 23
Iridium Communications (1) 3,226 128
Liberty Latin America, Class A (1) 1,134 15
Liberty Latin America, Class C (1) 4,194 55
Ooma (1) 599 11
Radius Global Infrastructure, Class A (1) 1,586 26
505
Entertainment 1.0%
AMC Entertainment Holdings, Class A (1)(2) 14,210 541
Chicken Soup For The Soul Entertainment (1)(2) 176 4
Cinemark Holdings (1)(2) 3,004 58
CuriosityStream (1) 695 7
Eros STX Global (1)(2) 8,951 8
IMAX (1) 1,336 25
Liberty Braves, Class A (1) 989 26
Liberty Braves, Class C (1) 313 8
Lions Gate Entertainment, Class A (1) 1,631 23
Lions Gate Entertainment, Class B (1) 3,201 42
LiveXLive Media (1) 1,575 5
Madison Square Garden Entertainment (1) 709 52
Marcus (1)(2) 595 10
809
Interactive Media & Services 0.4%
Cargurus (1) 2,590 81
Cars.com (1) 1,848 23
Eventbrite, Class A (1) 2,057 39
EverQuote, Class A (1) 480 9
fuboTV (1)(2) 3,586 86
Liberty TripAdvisor Holdings, Class A (1) 1,888 6
MediaAlpha, Class A (1) 564 11
Outbrain (1) 221 3
QuinStreet (1) 1,322 23
TrueCar (1) 2,654 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Yelp (1) 1,948 73
365
Media 1.2%
Advantage Solutions (1)(2) 2,063 18
AMC Networks, Class A (1) 814 38
Boston Omaha, Class A (1) 504 20
Cardlytics (1) 877 74
Clear Channel Outdoor Holdings (1) 9,675 26
comScore (1) 1,782 7
Daily Journal (1) 34 11
Digital Media Solutions, Class A (1) 81 1
Emerald Holding (1) 667 3
Entercom Communications (1) 3,317 12
Entravision Communications, Class A  1,735 12
EW Scripps, Class A  1,603 29
Fluent (1) 1,169 3
Gannett (1) 3,783 25
Gray Television  2,339 53
Hemisphere Media Group (1) 445 5
iHeartMedia, Class A (1) 3,074 77
Integral Ad Science Holding (1) 465 10
John Wiley & Sons, Class A  1,208 63
Loral Space & Communications (2) 339 15
Magnite (1) 3,541 99
Media General, CVR (1)(3) 301 —
Meredith (1) 1,099 61
National CineMedia  1,641 6
Scholastic  708 25
Sinclair Broadcast Group, Class A  1,266 40
Stagwell (1) 1,752 13
TechTarget (1) 694 57
TEGNA  6,036 119
Thryv Holdings (1) 238 7
WideOpenWest (1) 1,518 30
959
Wireless Telecommunication Services 0.2%
Gogo (1)(2) 1,617 28
Shenandoah Telecommunications  1,342 42
Telephone & Data Systems  2,805 55
United States Cellular (1) 437 14
139
Total Communication Services 2,777

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 11.4%
Auto Components 1.3%
Adient (1) 2,583 107
American Axle & Manufacturing Holdings (1) 2,996 26
Cooper-Standard Holdings (1) 439 10
Dana  3,961 88
Dorman Products (1) 728 69
Fox Factory Holding (1) 1,154 167
Gentherm (1) 916 74
Goodyear Tire & Rubber (1) 7,545 133
LCI Industries  675 91
Modine Manufacturing (1) 1,405 16
Motorcar Parts of America (1) 516 10
Patrick Industries  623 52
Standard Motor Products  570 25
Stoneridge (1) 787 16
Tenneco, Class A (1) 1,835 26
Visteon (1) 758 72
XL Fleet (1) 945 6
XPEL (1) 492 37
1,025
Automobiles 0.3%
Arcimoto (1) 752 9
Canoo (1) 2,842 22
Fisker (1) 4,463 65
Lordstown Motors, Class A (1)(2) 2,563 20
Winnebago Industries  905 66
Workhorse Group (1)(2) 3,317 25
207
Distributors 0.0%
Funko, Class A (1) 730 13
Greenlane Holdings, Class A (1)(2) 317 1
14
Diversified Consumer Services 0.7%
2U (1) 1,992 67
Adtalem Global Education (1) 1,351 51
American Public Education (1) 564 14
Carriage Services  445 20
Coursera (1) 1,568 50
European Wax Center, Class A (1) 278 8
Graham Holdings, Class B  108 64
Houghton Mifflin Harcourt (1) 3,448 46
Laureate Education, Class A (1) 2,692 46

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OneSpaWorld Holdings (1) 1,483 15
Perdoceo Education (1) 1,945 20
PowerSchool Holdings, Class A (1) 1,180 29
Regis (1) 850 3
StoneMor (1) 873 2
Strategic Education  670 47
Stride (1) 1,111 40
Vivint Smart Home (1) 2,490 23
WW International (1) 1,473 27
572
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment (1) 1,544 19
Bally's (1) 910 46
Biglari Holdings, Class B (1) 18 3
BJ's Restaurants (1) 616 26
Bloomin' Brands (1) 2,425 61
Bluegreen Vacations Holding (1) 454 12
Brinker International (1) 1,260 62
Carrols Restaurant Group  1,137 4
Century Casinos (1) 794 11
Cheesecake Factory (1) 1,277 60
Chuy's Holdings (1) 529 17
Cracker Barrel Old Country Store  645 90
Dave & Buster's Entertainment (1) 1,187 45
Del Taco Restaurants  818 7
Denny's (1) 1,685 27
Dine Brands Global (1) 457 37
Drive Shack (1) 2,425 7
El Pollo Loco Holdings (1) 560 9
Esports Technologies (1)(2) 288 10
Everi Holdings (1) 2,350 57
F45 Training Holdings (1) 561 8
Fiesta Restaurant Group (1) 559 6
Full House Resorts (1) 1,070 11
GAN (1) 1,058 16
Golden Entertainment (1) 464 23
Golden Nugget Online Gaming (1) 1,070 19
Hall of Fame Resort & Entertainment (1)(2) 1,506 4
Hilton Grand Vacations (1) 2,334 111
International Game Technology (1)(2) 2,718 71
Jack in the Box  593 58
Krispy Kreme (1)(2) 601 8
Kura Sushi USA, Class A (1) 130 6
Lindblad Expeditions Holdings (1) 805 12
Monarch Casino & Resort (1) 365 24

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nathan's Famous  70 4
NEOGAMES (1) 129 5
Noodles (1) 1,152 14
ONE Group Hospitality (1) 535 6
Papa John's International  903 115
PlayAGS (1) 784 6
RCI Hospitality Holdings  246 17
Red Robin Gourmet Burgers (1) 394 9
Red Rock Resorts, Class A (1) 1,679 86
Rush Street Interactive (1) 1,483 28
Ruth's Hospitality Group (1) 897 18
Scientific Games (1) 2,629 218
SeaWorld Entertainment (1) 1,402 77
Shake Shack, Class A (1) 1,029 81
Target Hospitality (1) 787 3
Texas Roadhouse  1,913 175
Wingstop  815 134
Xponential Fitness, Class A (1) 254 3
1,986
Household Durables 1.8%
Aterian (1)(2) 766 8
Bassett Furniture Industries  214 4
Beazer Homes USA (1) 822 14
Casper Sleep (1)(2) 940 4
Cavco Industries (1) 251 59
Century Communities  815 50
Ethan Allen Interiors  601 14
Flexsteel Industries  186 6
GoPro, Class A (1) 3,496 33
Green Brick Partners (1) 842 17
Hamilton Beach Brands Holding, Class A  172 3
Helen of Troy (1) 658 148
Hooker Furnishings  323 9
Hovnanian Enterprises, Class A (1) 140 13
Installed Building Products  661 71
iRobot (1) 760 60
KB Home  2,282 89
Landsea Homes (1) 353 3
La-Z-Boy  1,216 39
Legacy Housing (1) 172 3
LGI Homes (1) 597 85
Lifetime Brands  367 7
Lovesac (1) 344 23
M/I Homes (1) 775 45
MDC Holdings  1,557 73

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Meritage Homes (1) 1,023 99
Purple Innovation (1) 1,556 33
Skyline Champion (1) 1,432 86
Snap One Holdings (1) 363 6
Sonos (1) 3,282 106
Taylor Morrison Home (1) 3,325 86
Traeger (1) 618 13
Tri Pointe Homes (1) 3,075 64
Tupperware Brands (1) 1,364 29
Universal Electronics (1) 344 17
VOXX International (1) 395 4
Vuzix (1) 1,625 17
Weber, Class A (1)(2) 466 8
1,448
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Class A (1) 721 22
1stdibs.com (1) 184 2
CarParts.com (1) 1,291 20
Duluth Holdings, Class B (1) 298 4
Groupon (1)(2) 616 14
Lands' End (1) 373 9
Liquidity Services (1) 746 16
Overstock.com (1)(2) 1,171 91
PetMed Express (2) 588 16
Porch Group (1) 2,087 37
Quotient Technology (1) 2,437 14
RealReal (1) 2,216 29
Revolve Group (1) 981 61
Shutterstock  637 72
Stamps.com (1) 486 160
Stitch Fix, Class A (1) 1,620 65
Xometry, Class A (1)(2) 220 13
645
Leisure Products 0.5%
Acushnet Holdings  947 44
American Outdoor Brands (1) 403 10
AMMO (1) 2,280 14
Callaway Golf (1) 3,155 87
Clarus  677 17
Escalade  257 5
Genius Brands International (1)(2) 7,791 11
Johnson Outdoors, Class A  138 15
Latham Group (1) 635 10
Malibu Boats, Class A (1) 568 40
Marine Products  164 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MasterCraft Boat Holdings (1) 496 12
Nautilus (1) 811 8
Smith & Wesson Brands  1,290 27
Sturm Ruger  477 35
Vista Outdoor (1) 1,564 63
400
Multiline Retail 0.4%
Big Lots  953 41
Dillard's, Class A  163 28
Franchise Group  781 28
Macy's  8,587 194
291
Specialty Retail 2.4%
Aaron's  870 24
Abercrombie & Fitch, Class A (1) 1,668 63
Academy Sports & Outdoors (1) 2,118 85
American Eagle Outfitters (2) 4,152 107
America's Car-Mart (1) 173 20
Arko (1) 3,258 33
Asbury Automotive Group (1) 528 104
Barnes & Noble Education (1) 1,108 11
Bed Bath & Beyond (1) 2,860 49
Big 5 Sporting Goods  537 12
Boot Barn Holdings (1) 794 71
Buckle  817 32
Caleres  1,018 23
Camping World Holdings, Class A  1,169 46
CarLotz (1)(2) 1,835 7
Cato, Class A  487 8
Chico's FAS (1) 3,341 15
Children's Place (1) 387 29
Citi Trends (1) 240 18
Conn's (1) 527 12
Container Store Group (1) 887 9
Designer Brands, Class A (1) 1,657 23
Genesco (1) 396 23
Group 1 Automotive  481 90
GrowGeneration (1)(2) 1,487 37
Guess?  1,080 23
Haverty Furniture  474 16
Hibbett  440 31
JOANN (2) 319 4
Kirkland's (1)(2) 357 7
Lazydays Holdings (1) 246 5
Lumber Liquidators Holdings (1) 784 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MarineMax (1) 591 29
Monro  911 52
Murphy USA  660 110
National Vision Holdings (1) 2,269 129
ODP (1) 1,295 52
OneWater Marine, Class A  282 11
Party City Holdco (1) 2,958 21
Rent-A-Center  1,799 101
Sally Beauty Holdings (1) 3,098 52
Shift Technologies (1) 1,790 12
Shoe Carnival  495 16
Signet Jewelers  1,423 112
Sleep Number (1) 628 59
Sonic Automotive, Class A  613 32
Sportsman's Warehouse Holdings (1) 1,201 21
Tilly's, Class A  632 9
Torrid Holdings (1) 349 5
TravelCenters of America (1) 381 19
Urban Outfitters (1) 1,865 55
Winmark  97 21
Zumiez (1) 625 25
1,995
Textiles, Apparel & Luxury Goods 0.8%
Crocs (1) 1,690 242
Fossil Group (1) 1,314 16
G-III Apparel Group (1) 1,245 35
Kontoor Brands  1,442 72
Movado Group  440 14
Oxford Industries  434 39
PLBY Group (1) 624 15
Rocky Brands  200 10
Steven Madden  2,263 91
Superior Group  343 8
Unifi (1) 340 7
Vera Bradley (1) 668 6
Wolverine World Wide  2,213 66
621
Total Consumer Discretionary 9,204
CONSUMER STAPLES 3.1%
Beverages 0.4%
Celsius Holdings (1) 1,473 133
Coca-Cola Consolidated  128 50
Duckhorn Portfolio (1) 555 13
MGP Ingredients (2) 386 25

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Beverage  634 33
NewAge (1) 3,520 5
Primo Water  4,306 68
Zevia PBC, Class A (1) 281 3
330
Food & Staples Retailing 0.9%
Andersons  913 28
BJ's Wholesale Club Holdings (1) 3,748 206
Chefs' Warehouse (1) 868 28
HF Foods Group (1) 1,088 7
Ingles Markets, Class A  377 25
MedAvail Holdings (1)(2) 485 1
Natural Grocers by Vitamin Cottage  281 3
Performance Food Group (1) 4,144 192
PriceSmart  647 50
Rite Aid (1) 1,527 22
SpartanNash  947 21
Sprouts Farmers Market (1) 3,123 72
United Natural Foods (1) 1,532 74
Village Super Market, Class A  261 6
Weis Markets  468 25
760
Food Products 0.9%
AppHarvest (1)(2) 1,846 12
B&G Foods (2) 1,755 52
Calavo Growers  457 17
Cal-Maine Foods  998 36
Fresh Del Monte Produce  903 29
Hostess Brands (1) 3,569 62
J & J Snack Foods  404 62
John B. Sanfilippo & Son  237 19
Laird Superfood (1) 194 4
Lancaster Colony  517 87
Landec (1) 738 7
Limoneira  439 7
Mission Produce (1) 991 18
Sanderson Farms  554 104
Seneca Foods, Class A (1) 165 8
Simply Good Foods (1) 2,319 80
Tattooed Chef (1)(2) 1,336 25
Tootsie Roll Industries (2) 426 13
TreeHouse Foods (1) 1,444 58
Utz Brands  1,622 28
Vital Farms (1) 662 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Whole Earth Brands (1) 983 11
751
Household Products 0.3%
Central Garden & Pet (1) 300 14
Central Garden & Pet, Class A (1) 1,115 48
Energizer Holdings  1,864 73
Oil-Dri  141 5
WD-40  372 86
226
Personal Products 0.5%
Beauty Health (1)(2) 2,370 62
BellRing Brands, Class A (1) 1,084 33
Edgewell Personal Care  1,510 55
elf Beauty (1) 1,324 38
Honest (1) 811 8
Inter Parfums  498 37
Medifast  317 61
Nature's Sunshine Products  341 5
Nu Skin Enterprises, Class A  1,367 55
Revlon, Class A (1) 161 2
USANA Health Sciences (1) 345 32
Veru (1) 1,821 16
404
Tobacco 0.1%
22nd Century Group (1)(2) 4,414 13
Turning Point Brands  433 21
Universal  694 33
Vector Group  3,896 50
117
Total Consumer Staples 2,588
ENERGY 4.4%
Energy Equipment & Services 0.8%
Archrock  3,717 31
Aspen Aerogels (1) 593 27
Bristow Group (1) 632 20
Cactus, Class A  1,510 57
ChampionX (1) 5,535 124
DMC Global (1) 496 18
Dril-Quip (1) 983 25
Expro Group (1) 4,720 14
FTS International, Class A (1) 290 7
Helix Energy Solutions Group (1) 3,822 15
Helmerich & Payne  2,912 80

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Liberty Oilfield Services, Class A (1) 2,505 30
Nabors Industries (1) 211 20
National Energy Services Reunited (1) 998 13
Newpark Resources (1) 2,412 8
NexTier Oilfield Solutions (1) 5,060 23
Oceaneering International (1) 2,724 36
Oil States International (1) 1,732 11
Patterson-UTI Energy  5,201 47
ProPetro Holding (1) 2,247 19
RPC (1) 1,893 9
Select Energy Services, Class A (1) 1,653 9
Solaris Oilfield Infrastructure, Class A  817 7
TETRA Technologies (1) 3,196 10
Tidewater (1) 1,161 14
U.S. Silica Holdings (1) 1,932 16
690
Oil, Gas & Consumable Fuels 3.6%
Aemetis (1) 758 14
Alto Ingredients (1) 1,846 9
Altus Midstream, Class A  82 6
Antero Resources (1) 7,812 147
Arch Resources (1) 415 38
Berry  1,886 14
Bonanza Creek Energy  848 41
Brigham Minerals, Class A  1,170 22
California Resources (1) 2,253 92
Callon Petroleum (1) 1,131 55
Centennial Resource Development, Class A (1) 5,008 34
Centrus Energy, Class A (1) 270 10
Chesapeake Energy  2,699 166
Clean Energy Fuels (1) 4,189 34
CNX Resources (1) 5,889 74
Comstock Resources (1) 2,491 26
CONSOL Energy (1) 949 25
Contango Oil & Gas (1) 3,842 18
CVR Energy  872 15
Delek U.S. Holdings (1) 1,811 33
Denbury (1) 1,376 97
DHT Holdings  3,886 25
Dorian LPG  832 10
Earthstone Energy, Class A (1) 726 7
Energy Fuels (1)(2) 3,980 28
Equitrans Midstream  11,167 113
Extraction Oil & Gas (1) 436 25
Falcon Minerals  966 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Frontline  3,291 31
Gevo (1) 5,379 36
Golar LNG (1) 2,774 36
Green Plains (1) 1,294 42
HighPeak Energy  135 1
International Seaways  1,224 22
Kosmos Energy (1) 11,078 33
Laredo Petroleum (1) 338 27
Magnolia Oil & Gas, Class A  3,813 68
Matador Resources  3,033 115
Murphy Oil  4,004 100
Nordic American Tankers  4,416 11
Northern Oil & Gas  1,406 30
Oasis Petroleum  554 55
Ovintiv  7,166 236
Par Pacific Holdings (1) 1,234 19
PBF Energy, Class A (1) 2,578 33
PDC Energy  2,713 129
Peabody Energy (1) 2,173 32
Penn Virginia (1) 437 12
Range Resources (1) 6,539 148
Renewable Energy Group (1) 1,229 62
REX American Resources (1) 139 11
Riley Exploration Permian  62 1
Scorpio Tankers  1,386 26
SFL  2,958 25
SM Energy  3,276 86
Southwestern Energy (1) 18,471 102
Talos Energy (1) 952 13
Teekay (1) 2,026 7
Teekay Tankers, Class A (1) 668 10
Tellurian (1) 9,721 38
Uranium Energy (1) 6,169 19
Ur-Energy (1) 5,325 9
Vine Energy, Class A (1) 653 11
W&T Offshore (1) 2,586 10
Whiting Petroleum (1) 1,081 63
World Fuel Services  1,756 59
2,951
Total Energy 3,641
FINANCIALS 15.3%
Banks 8.0%
1st Source  452 21
Allegiance Bancshares  515 20

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Altabancorp (1) 482 21
Amalgamated Financial  444 7
Amerant Bancorp (1) 576 14
American National Bankshares  296 10
Ameris Bancorp  1,821 94
Arrow Financial  364 13
Associated Banc-Corp  4,125 88
Atlantic Capital Bancshares (1) 543 14
Atlantic Union Bankshares  2,088 77
Banc of California  1,263 23
BancFirst  462 28
Bancorp (1) 1,438 37
BancorpSouth Bank  2,776 83
Bank First  187 13
Bank of Marin Bancorp  448 17
Bank of NT Butterfield & Son  1,357 48
BankUnited  2,541 106
Banner  966 53
Bar Harbor Bankshares  412 12
Berkshire Hills Bancorp  1,320 36
Blue Ridge Bankshares  477 8
Brookline Bancorp  2,134 33
Bryn Mawr Bank  569 26
Business First Bancshares  533 12
Byline Bancorp  732 18
Cadence BanCorp  3,348 74
Cambridge Bancorp  189 17
Camden National  411 20
Capital Bancorp  191 5
Capital City Bank Group  377 9
Capstar Financial Holdings  565 12
Carter Bankshares (1) 722 10
Cathay General Bancorp  2,044 85
CBTX  486 13
Central Pacific Financial  762 20
Century Bancorp, Class A  72 8
CIT Group  2,711 141
Citizens & Northern  470 12
City Holding  424 33
Civista Bancshares  412 10
CNB Financial  450 11
Coastal Financial (1) 266 8
Columbia Banking System  2,182 83
Community Bank System  1,485 102
Community Trust Bancorp  404 17
ConnectOne Bancorp  1,018 31

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CrossFirst Bankshares (1) 1,303 17
Customers Bancorp (1) 829 36
CVB Financial  3,588 73
Dime Community Bancshares  941 31
Eagle Bancorp  876 50
Eastern Bankshares  4,676 95
Enterprise Bancorp  246 9
Enterprise Financial Services  959 43
Equity Bancshares, Class A  373 12
Farmers National Banc  717 11
FB Financial  929 40
Fidelity D&D Bancorp  100 5
Financial Institutions  436 13
First Bancorp  267 8
First Bancorp North Carolina  765 33
First BanCorp Puerto Rico  5,592 74
First Bancshares  559 22
First Bank New Jersey  389 5
First Busey  1,418 35
First Commonwealth Financial  2,577 35
First Community Bankshares  446 14
First Financial  306 13
First Financial Bancorp  2,578 60
First Financial Bankshares  3,548 163
First Foundation  1,070 28
First Internet Bancorp  267 8
First Interstate BancSystem, Class A  1,147 46
First Merchants  1,484 62
First Mid Bancshares  464 19
First Midwest Bancorp  3,094 59
First of Long Island  637 13
Five Star Bancorp  143 3
Flushing Financial  808 18
Fulton Financial  4,323 66
German American Bancorp  680 26
Glacier Bancorp  2,617 145
Great Southern Bancorp  301 17
Great Western Bancorp  1,533 50
Guaranty Bancshares  229 8
Hancock Whitney  2,360 111
Hanmi Financial  844 17
HarborOne Bancorp  1,402 20
HBT Financial  270 4
Heartland Financial USA  1,094 53
Heritage Commerce  1,638 19
Heritage Financial  990 25

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilltop Holdings  1,745 57
Home BancShares  4,178 98
HomeTrust Bancshares  419 12
Hope Bancorp  3,277 47
Horizon Bancorp  1,145 21
Howard Bancorp (1) 335 7
Independent Bank, (MA)  902 69
Independent Bank, (MI)  582 13
Independent Bank Group  1,038 74
International Bancshares  1,495 62
Investors Bancorp  6,234 94
Lakeland Bancorp  1,376 24
Lakeland Financial  665 47
Live Oak Bancshares  869 55
Macatawa Bank  612 5
Mercantile Bank  442 14
Metrocity Bankshares  528 11
Metropolitan Bank Holding (1) 212 18
Mid Penn Bancorp  297 8
Midland States Bancorp  611 15
MidWestOne Financial Group  400 12
MVB Financial  271 12
National Bank Holdings, Class A  796 32
NBT Bancorp  1,159 42
Nicolet Bankshares (1) 319 24
Northrim BanCorp  191 8
OceanFirst Financial  1,618 35
OFG Bancorp  1,445 36
Old National Bancorp  4,479 76
Old Second Bancorp  881 12
Origin Bancorp  643 27
Orrstown Financial Services  343 8
Pacific Premier Bancorp  2,556 106
Park National  396 48
Peapack-Gladstone Financial  512 17
Peoples Bancorp  768 24
Peoples Financial Services  186 8
Preferred Bank  383 26
Primis Financial  661 10
QCR Holdings  424 22
RBB Bancorp  397 10
Red River Bancshares  157 8
Reliant Bancorp  420 13
Renasant  1,514 55
Republic Bancorp, Class A  264 13
Republic First Bancorp (1) 1,432 4

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
S&T Bancorp  1,062 31
Sandy Spring Bancorp  1,253 57
Seacoast Banking  1,523 51
ServisFirst Bancshares  1,361 106
Sierra Bancorp  448 11
Silvergate Capital, Class A (1) 666 77
Simmons First National, Class A  2,942 87
SmartFinancial  383 10
South Plains Financial  353 9
Southern First Bancshares (1) 226 12
Southside Bancshares  829 32
SouthState  1,907 142
Spirit of Texas Bancshares  351 9
Stock Yards Bancorp  651 38
Summit Financial Group  324 8
Texas Capital Bancshares (1) 1,393 84
Tompkins Financial  381 31
Towne Bank  1,837 57
TriCo Bancshares  750 33
TriState Capital Holdings (1) 768 16
Triumph Bancorp (1) 646 65
Trustmark  1,687 54
UMB Financial  1,195 116
United Bankshares  3,410 124
United Community Banks  2,398 79
Univest Financial  810 22
Valley National Bancorp  10,962 146
Veritex Holdings  1,343 53
Washington Trust Bancorp  478 25
WesBanco  1,740 59
West BanCorp  442 13
Westamerica BanCorp  704 40
6,503
Capital Markets 1.6%
Artisan Partners Asset Management, Class A  1,637 80
AssetMark Financial Holdings (1) 502 13
Associated Capital Group, Class A  33 1
B. Riley Financial  556 33
BGC Partners, Class A  8,964 47
Blucora (1) 1,394 22
Brightsphere Investment Group  1,600 42
Cohen & Steers  676 57
Cowen, Class A  760 26
Diamond Hill Investment Group  80 14
Donnelley Financial Solutions (1) 811 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federated Hermes, Class B  2,593 84
Focus Financial Partners, Class A (1) 1,623 85
GAMCO Investors, Class A  148 4
GCM Grosvenor, Class A  1,135 13
Greenhill  437 6
Hamilton Lane, Class A  930 79
Houlihan Lokey  1,395 128
Moelis, Class A  1,668 103
Open Lending, Class A (1) 2,845 103
Oppenheimer Holdings, Class A  242 11
Piper Sandler  476 66
PJT Partners, Class A  652 52
Pzena Investment Management, Class A  472 5
Sculptor Capital Management  599 17
StepStone Group, Class A  1,097 47
StoneX Group (1) 460 30
Value Line  9 —
Virtus Investment Partners  198 61
WisdomTree Investments  3,781 21
1,278
Consumer Finance 0.9%
Atlanticus Holdings (1) 149 8
Curo Group Holdings  588 10
Encore Capital Group (1) 856 42
Enova International (1) 997 35
EZCORP, Class A (1) 1,247 9
FirstCash  1,082 95
Green Dot, Class A (1) 1,456 73
LendingClub (1) 2,665 75
LendingTree (1) 320 45
Navient  4,495 89
Nelnet, Class A  464 37
Oportun Financial (1) 575 14
PRA Group (1) 1,259 53
PROG Holdings  1,805 76
Regional Management  229 13
World Acceptance (1) 121 23
697
Diversified Financial Services 0.1%
Alerus Financial  396 12
A-Mark Precious Metals  241 14
Banco Latinoamericano de Comercio Exterior, Class E  837 15
Cannae Holdings (1) 2,307 72
Marlin Business Services  261 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Newstar Financial, CVR (1)(3) 76 —
119
Insurance 1.8%
Ambac Financial Group (1) 1,269 18
American Equity Investment Life Holding  2,250 67
American National Group  202 38
AMERISAFE  554 31
Argo Group International Holdings  859 45
Bright Health Group (1) 1,454 12
BRP Group, Class A (1) 1,290 43
Citizens (1) 1,527 9
CNO Financial Group  3,474 82
Crawford, Class A  444 4
Donegal Group, Class A  408 6
eHealth (1) 683 28
Employers Holdings  786 31
Enstar Group (1) 338 79
Genworth Financial, Class A (1) 13,823 52
Goosehead Insurance, Class A  479 73
Greenlight Capital Re, Class A (1) 886 7
HCI Group  158 18
Heritage Insurance Holdings  596 4
Horace Mann Educators  1,164 46
Independence Holding  149 7
Investors Title  36 7
James River Group Holdings  984 37
Kinsale Capital Group  590 95
Maiden Holdings (1) 1,836 6
MBIA (1) 1,268 16
MetroMile (1)(2) 888 3
National Western Life Group, Class A  71 15
NI Holdings (1) 219 4
Palomar Holdings (1) 673 54
ProAssurance  1,472 35
RLI  1,092 109
Safety Insurance Group  390 31
Selective Insurance Group  1,622 123
Selectquote (1) 3,640 47
SiriusPoint (1) 2,412 22
State Auto Financial  469 24
Stewart Information Services  735 46
Tiptree  649 7
Trean Insurance Group (1) 538 6
Trupanion (1) 1,047 81
United Fire Group  601 14

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Insurance Holdings  597 2
Universal Insurance Holdings  759 10
1,494
Mortgage Real Estate Investment Trusts 1.3%
AFC Gamma, REIT  249 5
Angel Oak Mortgage, REIT  199 3
Apollo Commercial Real Estate Finance, REIT  3,813 57
Arbor Realty Trust, REIT  3,698 69
Ares Commercial Real Estate, REIT  1,239 19
ARMOUR Residential, REIT  2,214 24
Blackstone Mortgage Trust, Class A, REIT  4,037 122
BrightSpire Capital, REIT  2,315 22
Broadmark Realty Capital, REIT  3,471 34
Capstead Mortgage, REIT  2,624 18
Chimera Investment, REIT  6,415 95
Dynex Capital, REIT  950 16
Ellington Financial, REIT  1,312 24
Granite Point Mortgage Trust, REIT  1,520 20
Great Ajax, REIT  546 7
Hannon Armstrong Sustainable Infrastructure Capital, REIT  2,093 112
Invesco Mortgage Capital, REIT (2) 7,836 25
KKR Real Estate Finance Trust, REIT (2) 891 19
Ladder Capital, REIT  3,120 34
MFA Financial, REIT  12,141 56
New York Mortgage Trust, REIT  10,336 44
Orchid Island Capital, REIT (2) 3,287 16
PennyMac Mortgage Investment Trust, REIT  2,730 54
Ready Capital, REIT  1,603 23
Redwood Trust, REIT  3,058 39
TPG RE Finance Trust, REIT  1,631 20
Two Harbors Investment, REIT  8,635 55
1,032
Thrifts & Mortgage Finance 1.6%
Axos Financial (1) 1,580 81
Blue Foundry Bancorp (1) 768 11
Bridgewater Bancshares (1) 587 10
Capitol Federal Financial  3,515 40
Columbia Financial (1) 1,049 19
Essent Group  3,023 133
Federal Agricultural Mortgage, Class C  265 29
Finance of America, Class A (1) 1,000 5
Flagstar Bancorp  1,436 73
FS Bancorp  232 8
Hingham Institution For Savings  40 14
Home Bancorp  211 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Home Point Capital (2) 171 1
HomeStreet  541 22
Kearny Financial  1,984 25
Luther Burbank  389 5
Merchants Bancorp  300 12
Meridian Bancorp  1,308 27
Meta Financial Group  877 46
Mr Cooper Group (1) 1,932 80
NMI Holdings, Class A (1) 2,304 52
Northfield Bancorp  1,256 22
Northwest Bancshares  3,315 44
Ocwen Financial (1) 263 7
PCSB Financial  42 1
PennyMac Financial Services  892 55
Pioneer Bancorp (1) 439 6
Premier Financial  997 32
Provident Bancorp  509 8
Provident Financial Services  2,100 49
Radian Group  5,087 116
Southern Missouri Bancorp  245 11
TrustCo Bank  566 18
Velocity Financial (1) 232 3
Walker & Dunlop  797 90
Washington Federal  1,841 63
Waterstone Financial  607 12
WSFS Financial  1,290 66
1,304
Total Financials 12,427
HEALTH CARE 19.8%
Biotechnology 9.6%
4D Molecular Therapeutics (1) 560 15
89bio (1) 293 6
ACADIA Pharmaceuticals (1) 3,321 55
Acumen Pharmaceuticals (1) 262 4
Adagio Therapeutics (1) 578 24
Adicet Bio (1) 504 4
Aduro Biotech, CVR (1)(3) 35 —
Adverum Biotechnologies (1)(2) 2,221 5
Aeglea BioTherapeutics (1) 1,178 9
Aerovate Therapeutics (1) 276 6
Affimed (1) 3,199 20
Agenus (1) 5,697 30
Agios Pharmaceuticals (1) 1,606 74
Akebia Therapeutics (1) 4,607 13

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Akero Therapeutics (1) 684 15
Akouos (1) 620 7
Albireo Pharma (1) 450 14
Aldeyra Therapeutics (1)(2) 1,376 12
Alector (1)(2) 1,582 36
Aligos Therapeutics (1) 542 8
Alkermes (1) 4,379 135
Allakos (1) 959 102
Allogene Therapeutics (1) 1,878 48
Allovir (1) 787 20
Alpine Immune Sciences (1)(2) 315 3
Altimmune (1)(2) 1,025 12
ALX Oncology Holdings (1) 495 37
Amicus Therapeutics (1) 7,294 70
AnaptysBio (1) 537 15
Anavex Life Sciences (1)(2) 1,765 32
Anika Therapeutics (1) 398 17
Annexon (1) 802 15
Apellis Pharmaceuticals (1) 1,812 60
Applied Molecular Transport (1) 702 18
Applied Therapeutics (1) 438 7
AquaBounty Technologies (1)(2) 1,375 6
Arbutus Biopharma (1) 2,325 10
Arcturus Therapeutics Holdings (1) 583 28
Arcus Biosciences (1)(2) 1,229 43
Arcutis Biotherapeutics (1) 829 20
Ardelyx (1)(2) 2,113 3
Arena Pharmaceuticals (1) 1,692 101
Arrowhead Pharmaceuticals (1) 2,770 173
Atara Biotherapeutics (1) 2,282 41
Athenex (1) 2,420 7
Athersys (1) 5,501 7
Atossa Therapeutics (1) 3,346 11
Atreca, Class A (1) 847 5
Avid Bioservices (1) 1,668 36
Avidity Biosciences (1) 1,011 25
Avita Medical (1)(2) 639 11
Avrobio (1) 863 5
Beam Therapeutics (1) 1,371 119
Beyondspring (1) 655 10
BioAtla (1) 404 12
BioCryst Pharmaceuticals (1) 4,886 70
Biohaven Pharmaceutical Holding (1) 1,522 211
Biomea Fusion (1) 234 3
Bioxcel Therapeutics (1) 477 14
Black Diamond Therapeutics (1)(2) 653 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bluebird Bio (1) 1,857 35
Blueprint Medicines (1) 1,599 164
Bolt Biotherapeutics (1)(2) 594 8
Bridgebio Pharma (1) 2,939 138
Brooklyn ImmunoTherapeutics (1) 771 7
C4 Therapeutics (1) 1,049 47
Cardiff Oncology (1)(2) 1,110 7
CareDx (1) 1,385 88
Caribou Biosciences (1) 525 13
Catalyst Pharmaceuticals (1) 2,816 15
Celcuity (1) 274 5
Celldex Therapeutics (1) 1,251 68
CEL-SCI (1)(2) 1,045 11
Century Therapeutics (1) 323 8
Cerevel Therapeutics Holdings (1)(2) 1,085 32
ChemoCentryx (1) 1,511 26
Chimerix (1) 2,141 13
Chinook Therapeutics (1) 893 11
Clene (1) 544 4
Clovis Oncology (1)(2) 2,987 13
Codiak Biosciences (1) 406 7
Cogent Biosciences (1) 983 8
Coherus Biosciences (1) 1,844 30
Cortexyme (1)(2) 546 50
Crinetics Pharmaceuticals (1) 1,053 22
Cue Biopharma (1) 898 13
Cullinan Oncology (1) 690 16
Curis (1) 2,257 18
Cymabay Therapeutics (1) 1,806 7
Cytokinetics (1) 2,206 79
CytomX Therapeutics (1) 1,815 9
Day One Biopharmaceuticals (1) 302 7
Deciphera Pharmaceuticals (1) 1,063 36
Denali Therapeutics (1) 2,483 125
DermTech (1) 653 21
Design Therapeutics (1) 368 5
Dicerna Pharmaceuticals (1) 1,953 39
Dynavax Technologies (1) 2,972 57
Dyne Therapeutics (1) 916 15
Eagle Pharmaceuticals (1) 325 18
Editas Medicine (1) 1,885 77
Eiger BioPharmaceuticals (1) 918 6
Eliem Therapeutics (1) 193 3
Emergent BioSolutions (1) 1,343 67
Enanta Pharmaceuticals (1) 517 29
Epizyme (1)(2) 2,590 13

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Erasca (1) 566 12
Evelo Biosciences (1)(2) 752 5
Fate Therapeutics (1) 2,224 132
FibroGen (1) 2,284 23
Finch Therapeutics Group (1) 205 3
Flexion Therapeutics (1) 1,494 9
Foghorn Therapeutics (1) 498 7
Forma Therapeutics Holdings (1) 945 22
Forte Biosciences (1)(2) 327 1
Fortress Biotech (1) 2,239 7
Frequency Therapeutics (1) 804 6
G1 Therapeutics (1)(2) 1,071 14
Gemini Therapeutics (1) 595 2
Generation Bio (1)(2) 1,181 30
Geron (1)(2) 8,308 11
Global Blood Therapeutics (1) 1,622 41
Gossamer Bio (1)(2) 1,656 21
Graphite Bio (1) 445 7
Greenwich Lifesciences (1) 90 4
Gritstone bio (1) 1,132 12
GT Biopharma (1) 581 4
GTx, CVR (1)(3) 1 —
Halozyme Therapeutics (1) 3,850 157
Harpoon Therapeutics (1) 556 4
Heron Therapeutics (1) 2,630 28
Homology Medicines (1) 1,136 9
Hookipa Pharma (1) 685 4
Humanigen (1)(2) 1,253 7
iBio (1)(2) 5,359 6
Icosavax (1) 366 11
Ideaya Biosciences (1) 879 22
IGM Biosciences (1)(2) 210 14
Imago Biosciences (1) 267 5
Immuneering, Class A (1) 226 6
Immunic (1) 631 6
ImmunityBio (1)(2) 1,816 18
ImmunoGen (1) 5,701 32
Immunovant (1) 1,132 10
Impel Neuropharma (1) 146 2
Infinity Pharmaceuticals (1) 2,532 9
Inhibrx (1) 737 25
Inovio Pharmaceuticals (1) 5,706 41
Inozyme Pharma (1) 405 5
Insmed (1) 3,132 86
Instil Bio (1) 496 9
Intellia Therapeutics (1) 1,888 253

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intercept Pharmaceuticals (1) 774 11
Invitae (1)(2) 5,475 156
Ironwood Pharmaceuticals (1) 3,991 52
iTeos Therapeutics (1) 597 16
IVERIC bio (1) 2,830 46
Janux Therapeutics (1) 362 8
Jounce Therapeutics (1) 947 7
Kadmon Holdings (1) 4,692 41
KalVista Pharmaceuticals (1) 593 10
Karuna Therapeutics (1) 607 74
Karyopharm Therapeutics (1)(2) 1,890 11
Keros Therapeutics (1) 474 19
Kezar Life Sciences (1) 886 8
Kiniksa Pharmaceuticals, Class A (1) 805 9
Kinnate Biopharma (1) 684 16
Kodiak Sciences (1) 922 88
Kronos Bio (1)(2) 1,018 21
Krystal Biotech (1) 493 26
Kura Oncology (1) 1,717 32
Kymera Therapeutics (1) 934 55
Lexicon Pharmaceuticals (1) 1,723 8
Ligand Pharmaceuticals (1) 410 57
Lineage Cell Therapeutics (1)(2) 3,548 9
Lyell Immunopharma (1) 647 10
MacroGenics (1) 1,690 35
Madrigal Pharmaceuticals (1) 328 26
Magenta Therapeutics (1) 896 7
MannKind (1)(2) 6,855 30
MaxCyte (1) 429 5
MEI Pharma (1) 3,072 8
MeiraGTx Holdings (1) 779 10
Mersana Therapeutics (1) 1,865 18
MiMedx Group (1) 3,091 19
Mirum Pharmaceuticals (1) 147 3
Molecular Templates (1) 977 7
Monte Rosa Therapeutics (1) 317 7
Morphic Holding (1) 557 32
Mustang Bio (1) 2,387 6
Myriad Genetics (1) 2,122 69
Neoleukin Therapeutics (1) 918 7
NexImmune (1) 452 7
Nkarta (1) 389 11
Nurix Therapeutics (1) 842 25
Nuvalent, Class A (1) 293 7
Ocugen (1)(2) 5,084 37
Olema Pharmaceuticals (1) 672 19

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omega Therapeutics (1) 202 4
Oncocyte (1) 1,721 6
Oncorus (1) 519 5
Oncternal Therapeutics (1) 1,235 5
OPKO Health (1)(2) 11,018 40
Organogenesis Holdings (1) 1,081 15
ORIC Pharmaceuticals (1) 915 19
Outlook Therapeutics (1) 2,476 5
Oyster Point Pharma (1) 406 5
Passage Bio (1) 1,049 10
PMV Pharmaceuticals (1) 718 21
Portage Biotech (1)(2) 97 2
Poseida Therapeutics (1)(2) 892 7
Praxis Precision Medicines (1) 863 16
Precigen (1) 2,436 12
Precision BioSciences (1) 1,372 16
Prelude Therapeutics (1) 282 9
Prometheus Biosciences (1) 291 7
Protagonist Therapeutics (1) 1,262 22
Prothena (1) 966 69
PTC Therapeutics (1) 1,891 70
Puma Biotechnology (1) 839 6
Radius Health (1) 1,291 16
Rallybio (1) 197 3
RAPT Therapeutics (1) 571 18
Recursion Pharmaceuticals, Class A (1) 752 17
REGENXBIO (1) 1,070 45
Relay Therapeutics (1) 1,661 52
Reneo Pharmaceuticals (1) 171 1
Replimune Group (1) 833 25
REVOLUTION Medicines (1) 1,624 45
Rhythm Pharmaceuticals (1) 1,190 16
Rigel Pharmaceuticals (1) 4,973 18
Rocket Pharmaceuticals (1) 1,145 34
Rubius Therapeutics (1)(2) 1,207 22
Sana Biotechnology (1)(2) 2,346 53
Sangamo Therapeutics (1) 3,201 29
Scholar Rock Holding (1)(2) 746 25
Selecta Biosciences (1) 2,525 11
Sensei Biotherapeutics (1) 521 5
Sera Prognostics, Class A (1)(2) 129 1
Seres Therapeutics (1) 1,860 13
Sesen Bio (1) 4,265 3
Shattuck Labs (1) 693 14
Sigilon Therapeutics (1) 449 3
Silverback Therapeutics (1) 522 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Solid Biosciences (1) 1,752 4
Sorrento Therapeutics (1)(2) 7,576 58
Spectrum Pharmaceuticals (1) 4,143 9
Spero Therapeutics (1)(2) 733 14
SpringWorks Therapeutics (1) 796 51
Spruce Biosciences (1) 262 2
SQZ Biotechnologies (1) 589 8
Stoke Therapeutics (1) 523 13
Summit Therapeutics (1) 610 3
Surface Oncology (1) 1,018 8
Sutro Biopharma (1) 1,163 22
Syndax Pharmaceuticals (1) 1,207 23
Syros Pharmaceuticals (1) 1,488 7
Talaris Therapeutics (1) 241 3
Taysha Gene Therapies (1)(2) 629 12
TCR2 Therapeutics (1) 935 8
Tenaya Therapeutics (1) 381 8
TG Therapeutics (1) 3,496 116
Tobira Therapeutics, CVR (1)(3) 25 —
Tonix Pharmaceuticals Holding (1) 8,952 5
Travere Therapeutics (1) 1,616 39
Trevena (1)(2) 4,349 5
Trillium Therapeutics (1) 2,714 48
Turning Point Therapeutics (1) 1,281 85
Twist Bioscience (1) 1,290 138
UroGen Pharma (1)(2) 481 8
Vanda Pharmaceuticals (1) 1,472 25
Vaxart (1) 3,295 26
Vaxcyte (1) 1,106 28
VBI Vaccines (1) 4,806 15
Vera Therapeutics (1) 193 3
Veracyte (1) 1,839 85
Verastem (1) 4,450 14
Vericel (1)(2) 1,263 62
Verve Therapeutics (1) 432 20
Viking Therapeutics (1) 1,889 12
Vincerx Pharma (1) 325 5
Vir Biotechnology (1) 1,675 73
Viracta Therapeutics (1) 936 8
VistaGen Therapeutics (1) 5,417 15
Vor BioPharma (1) 520 8
Werewolf Therapeutics (1) 205 4
XBiotech  494 6
Xencor (1) 1,535 50
XOMA (1) 146 4
Y-mAbs Therapeutics (1) 964 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zentalis Pharmaceuticals (1) 977 65
ZIOPHARM Oncology (1) 5,934 11
7,851
Health Care Equipment & Supplies 3.5%
Accelerate Diagnostics (1) 981 6
Accuray (1) 2,580 10
Acutus Medical (1) 480 4
Alphatec Holdings (1) 1,903 23
AngioDynamics (1) 1,022 26
Apyx Medical (1) 785 11
Asensus Surgical (1)(2) 6,444 12
Aspira Women's Health (1)(2) 1,708 6
AtriCure (1) 1,221 85
Atrion  40 28
Avanos Medical (1) 1,304 41
Axogen (1) 1,025 16
Axonics (1) 1,249 81
BioLife Solutions (1) 673 28
Bioventus, Class A (1) 404 6
Butterfly Network (1)(2) 4,964 52
Cardiovascular Systems (1) 1,063 35
Cerus (1) 4,708 29
ClearPoint Neuro (1) 515 9
CONMED  794 104
CryoLife (1) 1,021 23
CryoPort (1) 1,104 73
Cutera (1) 471 22
CVRx (1) 222 4
CytoSorbents (1) 1,059 9
DarioHealth (1)(2) 368 5
Eargo (1) 543 4
Glaukos (1) 1,252 60
Haemonetics (1) 1,405 99
Heska (1) 269 70
Inari Medical (1) 954 77
Inogen (1) 540 23
Integer Holdings (1) 905 81
Intersect ENT (1) 894 24
Invacare (1) 1,030 5
iRadimed (1) 174 6
iRhythm Technologies (1) 823 48
Lantheus Holdings (1) 1,878 48
LeMaitre Vascular  532 28
LivaNova (1) 1,468 116
Meridian Bioscience (1) 1,192 23

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Merit Medical Systems (1) 1,400 100
Mesa Laboratories  135 41
Misonix (1) 363 9
Natus Medical (1) 983 25
Neogen (1) 2,938 128
Neuronetics (1) 583 4
NeuroPace (1) 241 4
Nevro (1) 955 111
NuVasive (1) 1,418 85
OraSure Technologies (1) 2,006 23
Ortho Clinical Diagnostics Holdings (1) 3,005 55
Orthofix Medical (1) 522 20
OrthoPediatrics (1) 369 24
Outset Medical (1) 1,244 61
PAVmed (1) 1,983 17
Pulmonx (1) 763 27
Pulse Biosciences (1)(2) 349 8
Quotient (1) 1,992 5
Retractable Technologies (1) 511 6
RxSight (1) 228 3
SeaSpine Holdings (1) 870 14
Senseonics Holdings (1)(2) 11,806 40
Shockwave Medical (1) 922 190
SI-BONE (1) 887 19
Sientra (1) 1,587 9
Sight Sciences (1) 305 7
Silk Road Medical (1) 921 51
Soliton (1) 324 7
STAAR Surgical (1) 1,299 167
Stereotaxis (1) 1,414 8
Surmodics (1) 373 21
Tactile Systems Technology (1) 528 23
Talis Biomedical (1) 397 2
TransMedics Group (1) 725 24
Treace Medical Concepts (1) 315 8
Utah Medical Products  96 9
Vapotherm (1) 606 13
Varex Imaging (1) 1,059 30
ViewRay (1) 3,770 27
Zynex (1) 517 6
2,891
Health Care Providers & Services 2.9%
1Life Healthcare (1)(2) 3,163 64
Accolade (1) 1,410 59
AdaptHealth (1) 1,943 45

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Addus HomeCare (1) 425 34
Agiliti (1) 622 12
Alignment Healthcare (1) 740 12
AMN Healthcare Services (1) 1,287 148
Apollo Medical Holdings (1)(2) 1,033 94
Apria (1) 400 15
Aveanna Healthcare Holdings (1) 1,023 8
Biodesix (1) 384 3
Brookdale Senior Living (1) 4,918 31
Castle Biosciences (1) 594 39
Community Health Systems (1) 3,414 40
CorVel (1) 239 45
Covetrus (1) 2,858 52
Cross Country Healthcare (1) 969 21
Ensign Group  1,452 109
Exagen (1) 303 4
Fulgent Genetics (1) 560 50
Hanger (1) 1,025 23
HealthEquity (1) 2,234 145
InfuSystem Holdings (1) 458 6
Innovage Holding (1) 545 4
Joint (1) 374 37
LHC Group (1) 834 131
LifeStance Health Group (1) 1,272 18
Magellan Health (1) 645 61
MEDNAX (1) 2,103 60
ModivCare (1) 339 62
National HealthCare  359 25
National Research, Class A  365 15
Ontrak (1) 238 2
Option Care Health (1) 4,082 99
Owens & Minor  1,989 62
Patterson  2,390 72
Pennant Group (1) 686 19
PetIQ (1) 725 18
Privia Health Group (1) 555 13
Progyny (1) 1,721 96
R1 RCM (1) 3,232 71
RadNet (1) 1,254 37
Select Medical Holdings  3,014 109
Sharps Compliance (1) 426 4
SOC Telemed (1) 1,329 3
Surgery Partners (1) 870 37
Tenet Healthcare (1) 2,904 193
Tivity Health (1) 1,213 28
Triple-S Management, Class B (1) 636 22

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Physical Therapy  355 39
Viemed Healthcare (1) 1,136 6
2,402
Health Care Technology 1.3%
Allscripts Healthcare Solutions (1) 3,361 45
American Well, Class A (1) 4,973 45
Castlight Health, Class B (1) 3,708 6
Computer Programs & Systems (1) 389 14
Convey Holding Parent (1) 368 3
Evolent Health, Class A (1) 2,154 67
Forian (1) 575 6
Health Catalyst (1) 1,365 68
HealthStream (1) 705 20
iCAD (1) 625 7
Inovalon Holdings, Class A (1) 2,069 83
Inspire Medical Systems (1) 735 171
Multiplan (1) 6,143 35
NantHealth (1) 740 1
NextGen Healthcare (1) 1,490 21
Omnicell (1) 1,176 175
OptimizeRx (1) 465 40
Phreesia (1) 1,332 82
Schrodinger (1) 1,270 69
Simulations Plus (2) 408 16
Tabula Rasa HealthCare (1) 639 17
Vocera Communications (1) 942 43
1,034
Life Sciences Tools & Services 0.9%
Abscii (1) 380 4
Akoya Biosciences (1) 207 3
Alpha Teknova (1) 190 5
Berkeley Lights (1) 1,366 27
Bionano Genomics (1)(2) 7,733 42
ChromaDex (1) 1,289 8
Codex DNA (1) 212 2
Codexis (1) 1,662 39
Cytek Biosciences (1) 440 9
Fluidigm (1) 2,068 14
Harvard Bioscience (1) 1,133 8
Inotiv (1) 382 11
Medpace Holdings (1) 792 150
NanoString Technologies (1) 1,238 59
NeoGenomics (1) 3,097 149
Pacific Biosciences of California (1) 5,312 136
Personalis (1) 951 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Quanterix (1) 836 42
Rapid Micro Biosystems, Class A (1) 219 4
Seer (1)(2) 1,127 39
Singular Genomics Systems (1) 324 4
773
Pharmaceuticals 1.6%
9 Meters Biopharma (1) 6,153 8
Aclaris Therapeutics (1) 1,370 25
Aerie Pharmaceuticals (1) 1,121 13
Amneal Pharmaceuticals (1) 2,771 15
Amphastar Pharmaceuticals (1) 1,021 19
Ampio Pharmaceuticals (1) 5,330 9
Angion Biomedica (1) 549 5
ANI Pharmaceuticals (1) 247 8
Antares Pharma (1) 4,599 17
Arvinas (1) 1,192 98
Atea Pharmaceuticals (1) 1,773 62
Athira Pharma (1) 901 8
Avalo Therapeutics (1) 1,254 3
Axsome Therapeutics (1)(2) 762 25
BioDelivery Sciences International (1) 2,994 11
Cara Therapeutics (1) 1,245 19
Cassava Sciences (1)(2) 1,059 66
Citius Pharmaceuticals (1)(2) 2,708 5
Collegium Pharmaceutical (1) 932 18
Corcept Therapeutics (1) 2,665 52
CorMedix (1) 1,058 5
Cyteir Therapeutics (1) 229 4
Durect (1) 6,657 9
Edgewise Therapeutics (1) 332 6
Elanco Animal Health, CVR (1)(3) 110 —
Endo International (1) 6,395 21
Esperion Therapeutics (1) 719 9
Evolus (1) 799 6
EyePoint Pharmaceuticals (1) 572 6
Fulcrum Therapeutics (1) 714 20
Harmony Biosciences Holdings (1) 652 25
Ikena Oncology (1)(2) 246 3
Innoviva (1) 1,156 19
Intra-Cellular Therapies (1) 1,922 72
Kala Pharmaceuticals (1)(2) 1,389 4
Kaleido Biosciences (1)(2) 547 3
KemPharm (1) 682 6
Landos Biopharma (1) 161 2
Marinus Pharmaceuticals (1) 963 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mind Medicine MindMed (1) 9,360 22
NGM Biopharmaceuticals (1) 868 18
Nuvation Bio (1) 1,776 18
Ocular Therapeutix (1) 2,171 22
Omeros (1)(2) 1,603 22
Oramed Pharmaceuticals (1) 806 18
Pacira BioSciences (1) 1,213 68
Paratek Pharmaceuticals (1) 1,149 6
Phathom Pharmaceuticals (1) 574 18
Phibro Animal Health, Class A  570 12
Pliant Therapeutics (1)(2) 674 11
Prestige Consumer Healthcare (1) 1,363 76
Provention Bio (1) 1,445 9
Rain Therapeutics (1) 201 3
Reata Pharmaceuticals, Class A (1)(2) 758 76
Relmada Therapeutics (1) 498 13
Revance Therapeutics (1) 1,926 54
Seelos Therapeutics (1) 2,510 6
SIGA Technologies (1) 1,329 10
Supernus Pharmaceuticals (1) 1,407 38
Tarsus Pharmaceuticals (1) 276 6
Terns Pharmaceuticals (1) 284 3
TherapeuticsMD (1)(2) 11,834 9
Theravance Biopharma (1)(2) 1,668 12
Verrica Pharmaceuticals (1) 334 4
WaVe Life Sciences (1) 1,155 6
Zogenix (1) 1,630 25
1,302
Total Health Care 16,253
INDUSTRIALS & BUSINESS SERVICES 14.2%
Aerospace & Defense 0.6%
AAR (1) 937 30
Aerojet Rocketdyne Holdings  2,040 89
AeroVironment (1) 621 54
AerSale (1)(2) 245 4
Astronics (1) 672 9
Byrna Technologies (1) 484 11
Ducommun (1) 303 15
Kaman  780 28
Maxar Technologies  1,965 56
Moog, Class A  787 60
National Presto Industries  152 13
PAE (1) 1,786 11
Park Aerospace  540 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Parsons (1) 723 24
Triumph Group (1) 1,717 32
Vectrus (1) 339 17
460
Air Freight & Logistics 0.3%
Air Transport Services Group (1) 1,628 42
Atlas Air Worldwide Holdings (1) 782 64
Echo Global Logistics (1) 712 34
Forward Air  752 62
Hub Group, Class A (1) 923 63
Radiant Logistics (1) 1,180 8
273
Airlines 0.3%
Allegiant Travel (1) 420 82
Frontier Group Holdings (1) 940 15
Hawaiian Holdings (1) 1,361 30
Mesa Air Group (1) 875 7
SkyWest (1) 1,354 67
Spirit Airlines (1) 2,675 69
Sun Country Airlines Holdings (1) 517 17
287
Building Products 1.1%
AAON  1,151 75
American Woodmark (1) 452 30
Apogee Enterprises  729 28
Caesarstone  566 7
Cornerstone Building Brands (1) 1,521 22
CSW Industrials  403 52
Gibraltar Industries (1) 918 64
Griffon  1,272 31
Insteel Industries  504 19
JELD-WEN Holding (1) 2,330 58
Masonite International (1) 657 70
PGT Innovations (1) 1,637 31
Quanex Building Products  996 21
Resideo Technologies (1) 3,944 98
Simpson Manufacturing  1,189 127
UFP Industries  1,643 112
View (1)(2) 2,596 14
859
Commercial Services & Supplies 1.7%
ABM Industries  1,836 83
ACCO Brands  2,607 22
Brady, Class A  1,308 66

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BrightView Holdings (1) 1,111 16
Brink's  1,327 84
Casella Waste Systems, Class A (1) 1,353 103
CECO Environmental (1) 985 7
Cimpress (1) 470 41
CompX International  16 —
CoreCivic (1) 3,229 29
Covanta Holding  3,265 66
Deluxe  1,163 42
Ennis  668 13
Harsco (1) 2,116 36
Healthcare Services Group  2,039 51
Heritage-Crystal Clean (1) 429 12
Herman Miller  2,045 77
HNI  1,200 44
Interface  1,611 24
KAR Auction Services (1) 3,227 53
Kimball International, Class B  1,140 13
Matthews International, Class A  833 29
Montrose Environmental Group (1) 644 40
NL Industries  275 2
Pitney Bowes  4,824 35
RR Donnelley & Sons (1) 2,013 10
SP Plus (1) 638 20
Steelcase, Class A  2,443 31
Team (1) 913 3
Tetra Tech  1,474 220
U.S. Ecology (1) 879 28
UniFirst  411 87
Viad (1) 560 25
VSE  329 16
1,428
Construction & Engineering 1.3%
Ameresco, Class A (1) 839 49
API Group (1) 5,406 110
Arcosa  1,328 67
Argan  445 19
Comfort Systems USA  993 71
Concrete Pumping Holdings (1) 777 7
Construction Partners, Class A (1) 795 26
Dycom Industries (1) 818 58
EMCOR Group  1,456 168
Fluor (1) 3,860 62
Granite Construction  1,246 49
Great Lakes Dredge & Dock (1) 1,792 27

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IES Holdings (1) 239 11
Infrastructure & Energy Alternatives (1) 755 9
INNOVATE (1)(2) 1,497 6
Matrix Service (1) 784 8
MYR Group (1) 448 45
Northwest Pipe (1) 286 7
NV5 Global (1) 354 35
Primoris Services  1,477 36
Sterling Construction (1) 767 17
Tutor Perini (1) 1,166 15
WillScot Mobile Mini Holdings (1) 5,715 181
1,083
Electrical Equipment 1.0%
Advent Technologies Holdings (1) 478 4
Allied Motion Technologies  325 10
American Superconductor (1) 720 10
Array Technologies (1) 3,473 64
Atkore (1) 1,258 109
AZZ  74 4
Babcock & Wilcox Enterprises (1) 1,423 9
Beam Global (1)(2) 219 6
Blink Charging (1)(2) 1,000 29
Bloom Energy, Class A (1)(2) 3,790 71
Encore Wire  555 53
EnerSys  1,169 87
Eos Energy Enterprises (1)(2) 1,139 16
FTC Solar (1) 647 5
FuelCell Energy (1)(2) 8,900 60
GrafTech International  5,531 57
Powell Industries  254 6
Preformed Line Products  109 7
Romeo Power (1)(2) 3,353 17
Stem, Class A (1) 1,309 31
Thermon Group Holdings (1) 918 16
TPI Composites (1) 979 33
Vicor (1) 594 80
784
Industrial Conglomerates 0.1%
Raven Industries (1) 1,006 58
58
Machinery 3.8%
AgEagle Aerial Systems (1)(2) 1,761 5
Alamo Group  272 38
Albany International, Class A  860 66

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Altra Industrial Motion  1,767 98
Astec Industries  612 33
Barnes Group  1,321 55
Blue Bird (1) 408 9
Chart Industries (1) 998 191
CIRCOR International (1) 499 16
Columbus McKinnon  767 37
Commercial Vehicle Group (1) 896 8
Desktop Metal, Class A (1) 4,067 29
Douglas Dynamics  600 22
Energy Recovery (1) 1,160 22
Enerpac Tool Group  1,661 34
EnPro Industries  560 49
ESCO Technologies  725 56
Evoqua Water Technologies (1) 3,158 119
ExOne (1) 467 11
Federal Signal  1,658 64
Franklin Electric  1,265 101
Gorman-Rupp  609 22
Greenbrier  890 38
Helios Technologies  890 73
Hillenbrand  1,988 85
Hydrofarm Holdings Group (1) 1,056 40
Hyliion Holdings (1)(2) 3,155 27
Hyster-Yale Materials Handling  275 14
Ideanomics (1)(2) 11,419 23
John Bean Technologies  857 120
Kadant  317 65
Kennametal  2,305 79
Lindsay  301 46
Luxfer Holdings  778 15
Lydall (1) 479 30
Manitowoc (1) 1,009 22
Mayville Engineering (1) 211 4
Meritor (1) 1,906 41
Miller Industries  306 10
Mueller Industries  1,528 63
Mueller Water Products, Class A  4,301 65
Nikola (1)(2) 6,120 65
NN (1) 1,090 6
Omega Flex  82 12
Park-Ohio Holdings  249 6
Proto Labs (1) 786 52
RBC Bearings (1) 769 163
REV Group  818 14
Shyft Group  937 36

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SPX (1) 1,193 64
SPX FLOW  1,133 83
Standex International  326 32
Tennant  513 38
Terex  1,864 78
Titan International (1) 1,613 12
Trinity Industries  2,141 58
Wabash National  1,334 20
Watts Water Technologies, Class A  751 126
Welbilt (1) 3,625 84
Zurn Water Solutions  3,317 213
3,107
Marine 0.2%
Costamare  1,453 22
Eagle Bulk Shipping (1) 252 13
Genco Shipping & Trading  830 17
Matson  1,172 94
Safe Bulkers (1) 1,716 9
155
Professional Services 1.7%
Acacia Research (1) 1,288 9
ASGN (1) 1,420 161
Atlas Technical Consultants (1) 365 4
Barrett Business Services  222 17
CBIZ (1) 1,373 44
CRA International  188 19
Exponent  1,419 160
First Advantage (1) 810 15
Forrester Research (1) 299 15
Franklin Covey (1) 344 14
GP Strategies (1) 346 7
Heidrick & Struggles International  542 24
HireQuest  138 3
Huron Consulting Group (1) 645 33
ICF International  506 45
Insperity  991 110
KBR  3,862 152
Kelly Services, Class A  999 19
Kforce  547 33
Korn Ferry  1,516 110
ManTech International, Class A  761 58
Mistras Group (1) 493 5
Resources Connection  867 14
TriNet Group (1) 1,106 104
TrueBlue (1) 974 26

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Upwork (1) 3,223 145
Willdan Group (1) 302 11
1,357
Road & Rail 0.7%
ArcBest  712 58
Avis Budget Group (1) 1,330 155
Covenant Logistics Group, Class A (1) 336 9
Daseke (1) 1,136 10
Heartland Express  1,276 20
HyreCar (1)(2) 389 3
Marten Transport  1,615 25
PAM Transportation Services (1) 100 5
Saia (1) 725 173
U.S. Xpress Enterprises, Class A (1) 758 7
Universal Logistics Holdings  214 4
Werner Enterprises  1,707 76
Yellow (1) 1,234 7
552
Trading Companies & Distributors 1.4%
Alta Equipment Group (1) 584 8
Applied Industrial Technologies  1,072 97
Beacon Roofing Supply (1) 1,530 73
BlueLinx Holdings (1) 248 12
Boise Cascade  1,081 58
CAI International  446 25
Custom Truck One Source (1)(2) 1,214 11
DXP Enterprises (1) 508 15
EVI Industries (1) 137 4
GATX  962 86
Global Industrial  355 14
GMS (1) 1,181 52
H&E Equipment Services  867 30
Herc Holdings (1) 680 111
Karat Packaging (1) 124 3
Lawson Products (1) 147 7
McGrath RentCorp  666 48
MRC Global (1) 2,298 17
NOW (1) 3,142 24
Rush Enterprises, Class A  1,157 52
Rush Enterprises, Class B  210 10
Textainer Group Holdings (1) 1,321 46
Titan Machinery (1) 519 13
Transcat (1) 197 13
Triton International  1,820 95
Veritiv (1) 403 36

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WESCO International (1) 1,216 140
Willis Lease Finance (1) 80 3
1,103
Total Industrials & Business Services 11,506
INFORMATION TECHNOLOGY 13.9%
Communications Equipment 0.6%
ADTRAN  1,329 25
Aviat Networks (1) 237 8
CalAmp (1) 909 9
Calix (1) 1,509 75
Cambium Networks (1) 264 10
Casa Systems (1) 917 6
Clearfield (1) 314 14
Comtech Telecommunications  745 19
Digi International (1) 886 19
DZS (1) 485 6
EMCORE (1) 1,026 8
Extreme Networks (1) 3,409 34
Harmonic (1) 2,461 21
Infinera (1) 4,974 41
Inseego (1) 2,362 16
KVH Industries (1) 362 3
NETGEAR (1) 865 28
NetScout Systems (1) 1,905 51
Plantronics (1) 1,139 29
Ribbon Communications (1) 1,905 11
Viavi Solutions (1) 6,233 98
531
Electronic Equipment, Instruments & Components 2.2%
908 Devices (1)(2) 340 11
Advanced Energy Industries  1,060 93
Aeva Technologies (1)(2) 2,049 16
Akoustis Technologies (1) 1,141 11
Arlo Technologies (1) 2,304 15
Badger Meter  798 81
Belden  1,204 70
Benchmark Electronics  1,003 27
CTS  932 29
Daktronics (1) 1,253 7
ePlus (1) 369 38
Fabrinet (1) 1,011 104
FARO Technologies (1) 526 35
Identiv (1) 615 12
II-VI (1) 2,858 170

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insight Enterprises (1) 940 85
Iteris (1) 1,195 6
Itron (1) 1,242 94
Kimball Electronics (1) 641 16
Knowles (1) 2,412 45
Luna Innovations (1) 744 7
Methode Electronics  1,035 44
MicroVision (1)(2) 4,472 49
Napco Security Technologies (1) 443 19
nLight (1) 1,148 32
Novanta (1) 964 149
OSI Systems (1) 464 44
Ouster (1) 834 6
PAR Technology (1)(2) 675 41
PC Connection  293 13
Plexus (1) 766 68
Rogers (1) 513 96
Sanmina (1) 1,760 68
ScanSource (1) 701 24
TTM Technologies (1) 2,898 36
Velodyne Lidar (1)(2) 2,172 13
Vishay Intertechnology  3,639 73
Vishay Precision Group (1) 342 12
1,759
IT Services 1.6%
BigCommerce Holdings, Series 1 (1) 1,317 67
Brightcove (1) 1,164 13
Cantaloupe (1) 1,511 16
Cass Information Systems  404 17
Conduent (1) 4,482 30
CSG Systems International  900 43
DigitalOcean Holdings (1) 1,351 105
EVERTEC  1,692 77
Evo Payments, Class A (1) 1,278 30
ExlService Holdings (1) 895 110
Flywire, Voting Shares (1) 331 15
GreenBox POS (1) 565 5
GreenSky, Class A (1) 1,982 22
Grid Dynamics Holdings (1) 1,138 33
Hackett Group  685 13
I3 Verticals, Class A (1) 610 15
IBEX (1) 145 3
International Money Express (1) 895 15
Kratos Defense & Security Solutions (1) 3,330 74
Limelight Networks (1)(2) 3,426 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LiveRamp Holdings (1) 1,800 85
Maximus  1,675 139
MoneyGram International (1) 2,648 21
Paya Holdings (1) 2,294 25
Perficient (1) 888 103
Priority Technology Holdings (1) 168 1
Rackspace Technology (1)(2) 1,460 21
Repay Holdings (1) 2,352 54
StarTek (1) 454 3
TTEC Holdings  501 47
Tucows, Class A (1) 259 21
Unisys (1) 1,777 45
Verra Mobility (1) 3,656 55
1,331
Semiconductors & Semiconductor Equipment 2.9%
Alpha & Omega Semiconductor (1) 555 17
Ambarella (1) 956 149
Amkor Technology  2,779 69
Atomera (1)(2) 536 12
Axcelis Technologies (1) 918 43
AXT (1) 1,103 9
CEVA (1) 621 27
CMC Materials  793 98
Cohu (1) 1,312 42
Diodes (1) 1,191 108
DSP Group (1) 625 14
FormFactor (1) 2,133 80
Ichor Holdings (1) 784 32
Impinj (1)(2) 522 30
Kopin (1) 2,057 11
Kulicke & Soffa Industries  1,671 97
Lattice Semiconductor (1) 3,712 240
MACOM Technology Solutions Holdings (1) 1,355 88
MaxLinear (1) 1,935 95
Meta Materials (1)(2) 5,907 34
NeoPhotonics (1) 1,445 13
NVE  156 10
Onto Innovation (1) 1,328 96
PDF Solutions (1) 791 18
Photronics (1) 1,616 22
Power Integrations  1,650 163
Rambus (1) 2,951 66
Semtech (1) 1,766 138
Silicon Laboratories (1) 1,214 170
SiTime (1) 355 73

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SkyWater Technology (1) 227 6
SMART Global Holdings (1) 470 21
SunPower (1)(2) 2,170 49
Synaptics (1) 964 173
Ultra Clean Holdings (1) 1,228 52
Veeco Instruments (1) 1,381 31
2,396
Software 6.3%
8x8 (1) 3,020 71
A10 Networks (1) 1,684 23
ACI Worldwide (1) 3,217 99
Agilysys (1) 533 28
Alarm.com Holdings (1) 1,297 101
Alkami Technology (1) 220 5
Altair Engineering, Class A (1) 1,282 88
American Software, Class A  826 20
Appfolio, Class A (1) 518 62
Appian (1)(2) 1,080 100
Asana, Class A (1) 2,022 210
Avaya Holdings (1) 2,282 45
Benefitfocus (1) 699 8
Blackbaud (1) 1,325 93
Blackline (1) 1,466 173
Bottomline Technologies (1) 1,212 48
Box, Class A (1) 3,884 92
BTRS Holdings (1) 1,728 18
Cerence (1) 1,040 100
ChannelAdvisor (1) 780 20
Cleanspark (1) 900 10
Cloudera (1) 6,311 101
CommVault Systems (1) 1,249 94
Cornerstone OnDemand (1) 1,717 98
Couchbase (1) 265 8
CS Disco (1) 354 17
Digimarc (1)(2) 355 12
Digital Turbine (1) 2,481 171
Domo, Class B (1) 749 63
E2open Parent Holdings (1)(2) 4,406 50
Ebix  732 20
eGain (1) 616 6
Envestnet (1) 1,482 119
EverCommerce (1) 455 8
GTY Technology Holdings (1) 975 7
Instructure Holdings (1) 328 7
Intapp (1) 275 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intelligent Systems (1)(2) 186 8
InterDigital  841 57
J2 Global (1) 1,187 162
JFrog (1) 1,422 48
Kaltura (1) 477 5
LivePerson (1) 1,796 106
Marathon Digital Holdings (1) 2,636 83
MeridianLink (1) 346 8
MicroStrategy, Class A (1)(2) 214 124
Mimecast (1) 1,685 107
Mitek Systems (1) 1,150 21
Model N (1) 991 33
Momentive Global (1) 3,587 70
ON24 (1) 712 14
OneSpan (1) 934 18
PagerDuty (1) 2,222 92
Ping Identity Holding (1) 1,339 33
Progress Software  1,194 59
PROS Holdings (1) 1,133 40
Q2 Holdings (1) 1,493 120
QAD, Class A  338 30
Qualys (1) 937 104
Rapid7 (1) 1,519 172
Rekor Systems (1) 824 9
Rimini Street (1) 1,258 12
Riot Blockchain (1)(2) 2,293 59
Sailpoint Technologies Holdings (1) 2,497 107
Sapiens International  852 25
SecureWorks, Class A (1) 254 5
ShotSpotter (1) 260 9
Smith Micro Software (1) 1,341 6
Sprout Social, Class A (1) 1,219 149
SPS Commerce (1) 985 159
Sumo Logic (1) 2,349 38
Telos (1) 1,079 31
Tenable Holdings (1) 2,476 114
Upland Software (1) 793 27
Varonis Systems (1) 2,895 176
Verint Systems (1) 1,754 79
Veritone (1) 791 19
Viant Technology, Class A (1) 281 3
VirnetX Holding (1) 1,798 7
Vonage Holdings (1) 6,594 106
Workiva (1) 1,174 165
Xperi Holding  2,851 54
Yext (1)(2) 3,053 37

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zix (1) 1,500 11
Zuora, Class A (1) 3,026 50
5,173
Technology Hardware, Storage & Peripherals 0.3%
3D Systems (1) 3,369 93
Avid Technology (1) 959 28
Corsair Gaming (1)(2) 767 20
Diebold Nixdorf (1) 1,942 19
Eastman Kodak (1)(2) 1,105 7
Quantum (1) 1,479 8
Super Micro Computer (1) 1,174 43
Turtle Beach (1) 400 11
229
Total Information Technology 11,419
MATERIALS 3.8%
Chemicals 1.9%
AdvanSix (1) 735 29
American Vanguard  771 12
Amyris (1) 4,663 64
Avient  2,484 115
Balchem  880 128
Cabot  1,536 77
Chase  204 21
Danimer Scientific (1) 1,795 29
Ecovyst  1,365 16
Ferro (1) 2,218 45
FutureFuel  840 6
GCP Applied Technologies (1) 1,316 29
Hawkins  508 18
HB Fuller  1,421 92
Ingevity (1) 1,110 79
Innospec  666 56
Intrepid Potash (1) 260 8
Koppers Holdings (1) 573 18
Kraton (1) 866 40
Kronos Worldwide  567 7
Livent (1) 4,420 102
Marrone Bio Innovations (1) 3,764 3
Minerals Technologies  938 65
Orion Engineered Carbons (1) 1,633 30
PureCycle Technologies (1)(2) 874 12
Quaker Chemical (2) 368 87
Rayonier Advanced Materials (1) 1,703 13
Sensient Technologies  1,154 105

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stepan  586 66
Tredegar  833 10
Trinseo  1,070 58
Tronox Holdings, Class A  3,121 77
Valhi  65 2
Zymergen (1)(2) 487 6
1,525
Construction Materials 0.2%
Forterra (1) 806 19
Summit Materials, Class A (1) 3,253 104
United States Lime & Minerals  59 7
130
Containers & Packaging 0.3%
Greif, Class A  736 48
Greif, Class B  136 9
Myers Industries  996 19
O-I Glass (1) 4,342 62
Pactiv Evergreen  1,217 15
Ranpak Holdings, Class A (1) 1,007 27
TriMas (1) 1,191 38
UFP Technologies (1) 193 12
230
Metals & Mining 1.2%
Allegheny Technologies (1) 3,531 59
Arconic (1) 3,010 95
Carpenter Technology  1,306 43
Century Aluminum (1) 1,403 19
Coeur Mining (1) 6,932 43
Commercial Metals  3,275 100
Compass Minerals International  965 62
Constellium (1) 3,349 63
Gatos Silver (1) 1,232 14
Haynes International  343 13
Hecla Mining  14,511 80
Kaiser Aluminum  435 47
Materion  570 39
MP Materials (1)(2) 2,004 64
Novagold Resources (1) 6,541 45
Olympic Steel  268 6
Perpetua Resources (1) 751 4
PolyMet Mining (1) 784 2
Ryerson Holding  437 10
Schnitzer Steel Industries, Class A  725 32
SunCoke Energy  2,276 14

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TimkenSteel (1) 1,204 16
Warrior Met Coal  1,410 33
Worthington Industries  949 50
953
Paper & Forest Products 0.2%
Clearwater Paper (1) 455 18
Domtar (1) 1,375 75
Glatfelter  1,161 16
Neenah  474 22
Schweitzer-Mauduit International  861 30
Verso, Class A  714 15
176
Total Materials 3,014
REAL ESTATE 6.7%
Equity Real Estate Investment Trusts 6.0%
Acadia Realty Trust, REIT  2,355 48
Agree Realty, REIT  1,857 123
Alexander & Baldwin, REIT  1,989 47
Alexander's, REIT  60 16
American Assets Trust, REIT  1,355 51
American Finance Trust, REIT  3,441 28
Apartment Investment & Management, Class A, REIT  4,008 27
Apple Hospitality, REIT  5,861 92
Armada Hoffler Properties, REIT  1,685 23
Ashford Hospitality Trust, REIT (1) 509 7
Braemar Hotels & Resorts, REIT (1) 1,368 7
Brandywine Realty Trust, REIT  4,693 63
Broadstone Net Lease, REIT  4,221 105
BRT Apartments, REIT  366 7
CareTrust, REIT  2,642 54
CatchMark Timber Trust, Class A, REIT  1,391 16
Centerspace, REIT  380 36
Chatham Lodging Trust, REIT (1) 1,323 16
City Office, REIT  1,141 20
Clipper Realty, REIT  333 3
Columbia Property Trust, REIT  3,116 59
Community Healthcare Trust, REIT  637 29
CorePoint Lodging, REIT (1) 1,082 17
Corporate Office Properties Trust, REIT  3,096 84
CTO Realty Growth, REIT  154 8
DiamondRock Hospitality, REIT (1) 5,712 54
DigitalBridge Group, REIT (1) 13,343 80
Diversified Healthcare Trust, REIT  6,541 22
Easterly Government Properties, REIT  2,267 47

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EastGroup Properties, REIT  1,088 181
Empire State Realty Trust, Class A, REIT  3,867 39
Equity Commonwealth, REIT (1) 3,195 83
Essential Properties Realty Trust, REIT  3,191 89
Farmland Partners, REIT  898 11
Four Corners Property Trust, REIT  2,110 57
Franklin Street Properties, REIT  3,010 14
GEO Group, REIT (2) 3,240 24
Getty Realty, REIT  1,101 32
Gladstone Commercial, REIT  975 20
Gladstone Land, REIT  764 17
Global Medical, REIT  1,672 25
Global Net Lease, REIT  2,711 43
Healthcare Realty Trust, REIT  4,004 119
Hersha Hospitality Trust, REIT (1) 1,034 10
Independence Realty Trust, REIT  2,846 58
Indus Realty Trust, REIT  120 8
Industrial Logistics Properties Trust, REIT  1,761 45
Innovative Industrial Properties, REIT (2) 647 150
iStar, REIT (2) 1,880 47
Kite Realty Group Trust, REIT  2,285 47
Lexington Realty Trust, REIT  7,453 95
LTC Properties, REIT  1,065 34
Macerich, REIT  5,832 97
Mack-Cali Realty, REIT (1) 2,397 41
Monmouth Real Estate Investment, REIT  2,574 48
National Health Investors, REIT  1,206 64
National Storage Affiliates Trust, REIT  2,218 117
NETSTREIT, REIT  1,063 25
NexPoint Residential Trust, REIT  604 37
Office Properties Income Trust, REIT  1,292 33
One Liberty Properties, REIT  443 13
Outfront Media, REIT  3,967 100
Paramount Group, REIT  5,202 47
Pebblebrook Hotel Trust, REIT  3,541 79
Phillips Edison, REIT  513 16
Physicians Realty Trust, REIT  5,883 104
Piedmont Office Realty Trust, Class A, REIT  3,397 59
Plymouth Industrial, REIT  820 19
Postal Realty Trust, Class A, REIT  369 7
PotlatchDeltic, REIT  1,816 94
Preferred Apartment Communities, Class A, REIT  1,435 18
PS Business Parks, REIT  550 86
Retail Opportunity Investments, REIT  3,261 57
Retail Properties of America, Class A, REIT  5,869 76
Retail Value, REIT  527 14

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RLJ Lodging Trust, REIT  4,502 67
RPT Realty, REIT  2,213 28
Ryman Hospitality Properties, REIT (1) 1,473 123
Sabra Health Care, REIT  5,995 88
Safehold, REIT  510 37
Saul Centers, REIT  363 16
Seritage Growth Properties, Class A, REIT (1) 974 14
Service Properties Trust, REIT  4,536 51
SITE Centers, REIT  4,744 73
STAG Industrial, REIT  4,468 175
Summit Hotel Properties, REIT (1) 2,894 28
Sunstone Hotel Investors, REIT (1) 6,095 73
Tanger Factory Outlet Centers, REIT  2,805 46
Terreno Realty, REIT  1,897 120
UMH Properties, REIT  1,161 27
Uniti Group, REIT  5,291 65
Universal Health Realty Income Trust, REIT  343 19
Urban Edge Properties, REIT  3,191 58
Urstadt Biddle Properties, Class A, REIT  848 16
Washington Real Estate Investment Trust, REIT  2,324 57
Whitestone, REIT  1,249 12
Xenia Hotels & Resorts, REIT (1) 3,074 55
4,936
Real Estate Management & Development 0.7%
Cushman & Wakefield (1) 3,774 70
eXp World Holdings  1,709 68
Fathom Holdings (1)(2) 125 3
Forestar Group (1) 476 9
FRP Holdings (1) 187 11
Kennedy-Wilson Holdings  3,270 68
Marcus & Millichap (1) 658 27
Newmark Group, Class A  4,096 59
Rafael Holdings, Class B (1) 253 8
RE/MAX Holdings, Class A  500 16
Realogy Holdings (1) 3,157 55
Redfin (1) 2,778 139
RMR Group, Class A  421 14
St. Joe  933 39
Tejon Ranch (1) 528 9
595
Total Real Estate 5,531

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TRUSTS & FUNDS 0.5%
Trusts & Mutual Funds 0.5%
iShares Russell 2000 ETF (2) 1,879 411
Total Trusts & Funds 411
UTILITIES 2.4%
Electric Utilities 0.6%
ALLETE  1,454 86
MGE Energy  994 73
Otter Tail  1,126 63
PNM Resources  2,336 116
Portland General Electric  2,487 117
Via Renewables (2) 306 3
458
Gas Utilities 0.8%
Brookfield Infrastructure, Class A (2) 1,462 87
Chesapeake Utilities  466 56
New Jersey Resources  2,634 92
Northwest Natural Holding  854 39
ONE Gas  1,462 93
South Jersey Industries  2,801 60
Southwest Gas Holdings  1,616 108
Spire  1,402 86
621
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Class A  913 26
Clearway Energy, Class C  2,273 69
Ormat Technologies  1,268 84
Sunnova Energy International (1) 2,344 77
256
Multi-Utilities 0.3%
Avista  1,916 75
Black Hills  1,720 108
NorthWestern  1,415 81
Unitil  458 20
284
Water Utilities 0.4%
American States Water  1,005 86
Artesian Resources, Class A  227 9
Cadiz (1)(2) 645 4
California Water Service Group  1,400 82
Global Water Resources  354 7
Middlesex Water  469 48

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pure Cycle (1) 583 8
SJW Group  769 51
York Water  359 16
311
Total Utilities 1,930
Total Common Stocks (Cost $79,144) 80,701
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.05% (4)(5) 843,053 843
843
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.05%, 12/30/21 (6) 60,000 60
60
Total Short-Term Investments (Cost $903) 903
SECURITIES LENDING COLLATERAL 5.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 5.0%
Short-Term Funds 5.0%
T. Rowe Price Short-Term Fund, 0.07% (4)(5) 408,995 4,090
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,090
Total Securities Lending Collateral (Cost $4,090) 4,090
Total Investments in Securities 105.0%
(Cost $84,137) $ 85,694
Other Assets Less Liabilities (5.0)% (4,117)
Net Assets 100.0% $ 81,577
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Small-Cap Index Fund

.
.
.
.
.
.
.
.
.
.
CVR Contingent Value Rights
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 8 Russell 2000 E-Mini Index contracts 12/21 880 $ (14)
Net payments (receipts) of variation margin to date 6
Variation margin receivable (payable) on open futures contracts $ (8)

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 147  ¤  ¤ $ 843
T. Rowe Price Short-Term Fund,
0.07% 571  ¤  ¤ 4,090
Total $ 4,933^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,933.

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
54
T. Rowe Price Small-Cap Index Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE Small-Cap Index Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 80,701 $ — $ — $ 80,701
Short-Term Investments 843 60 — 903
Securities Lending Collateral 4,090 — — 4,090
Total $ 85,634 $ 60 $ — $ 85,694
Liabilities
Futures Contracts* $ 14 $ — $ — $ 14
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.